Current and Deferred Tax Provisions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Income Taxes [Line Items]
U.S.- Current	$ 27	$ (17)	$ (6)
Foreign - Current	0	0	1
State - Current	3	3	5
Total - Current	30	(14)	0
U.S. - Deferred	38	2	29
Foreign - Deferred	0	0	0
State - Deferred	4	(3)	(2)
Total - Deferred	$ 42	$ (1)	$ 27